SBS Technologies, Inc.
7401 Snaproll NE
Albuquerque, New Mexico    87109

September 9, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

      Pursuant to the requirements of the Rule 101 of Regulation S-T, we are transmitting herewith the attached correspondence.

Sincerely,

SBS Technologies, Inc.

Shawn Stomp
Director of Financial Reporting and Compliance